UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: September 30, 2014

Courtney R. Taylor

American Funds Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Preserving capital
and maintaining
liquidity can help
strategically in
volatile markets.

American Funds Money Market Fund® Annual report for the year ended September 30, 2014

American Funds Money Market Fund seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2014:

	1 year	5 years	Lifetime (since 5/1/09)

Class A shares	0.00%	0.00%	0.00%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.38% for Class A shares as of the prospectus dated December 1, 2014 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Although the fund has plans of distribution for some share classes, the fund is currently suspending certain distribution payments in this low interest rate environment. Should payments commence, the fund’s investment results will be lower. The investment adviser has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to restrictions in the fund’s prospectus. Fund results shown reflect the reimbursements. Visit americanfunds.com for more information.

The fund’s annualized seven-day yield for Class A shares as of October 31, 2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.00% (–0.32% without the reimbursement). The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The return of principal for money market funds is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying holdings in the fund. Money market issuer ratings, which typically range from A-1/P-1 (highest) to A-3/P-3 (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Contents

1	Letter to investors
3	Investment portfolio
7	Financial statements
22	Board of trustees and other officers

Fellow investors:

We are pleased to present this annual report for American Funds Money Market Fund. During its fiscal year ended September 30, 2014, the fund maintained a net asset value (NAV) of $1.00 per share. Its annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.0% as of that date.

With short-term interest rates remaining close to 0%, it was a challenge to find yield. Despite this difficult environment, the fund remained a conservative anchor for investors looking to add ballast to a well-diversified portfolio of investments.

The economy

The U.S. economic expansion appeared to pick up speed in the second quarter of 2014, as gross domestic product (GDP) — driven by strong corporate profits and healthy business spending — increased 4.6% on an annualized basis. That marked the fastest pace since 2011. GDP moved up an estimated 3.5% in the third quarter.

After several months of strong jobs growth, the unemployment rate dropped to 5.9% at the end of September, the first time it has been below 6% since 2008.

Interest rates and the Fed

With the economic recovery gaining traction, the Federal Reserve continued to taper its monthly bond buying program throughout the period. Though dependent on upcoming economic data, these asset purchases are set to end in October.

The Fed left its target federal funds rate near 0%, where it has stood since 2008. In an effort to promote growth, Federal Reserve Chair Janet Yellen has stated that the Fed intends to keep rates low “for a considerable time” after it suspends the monthly bond purchases. It appears that any rate increases will be made cautiously so as not to derail the slow but steady economic expansion.

In September at the Federal Open Market Committee meeting, the Federal Reserve Bank of New York unexpectedly set a $300 billion daily cap on its reverse repurchase

For current information about the fund, visit americanfunds.com.

Your fund’s annualized seven-day SEC yield as of September 30, 2014*
American Funds Money Market Fund (Class A shares) (reflecting a fee reimbursement, –0.31% without the reimbursement)	0.00%

*	The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than its 30-day yield or total return.

American Funds Money Market Fund	1

The fund remained a
conservative anchor
for investors looking
to add ballast to a well-
diversified portfolio.

facility. Demand for this program, which allows money market funds to invest in overnight transactions with the Fed, tends to peak at the end of each quarter. The new cap, combined with other demand pressures, caused money market funds to endure even lower, or in some cases negative, yields as they searched for desirable investments at quarter-end.

The fund’s objective and portfolio

As always, American Funds Money Market Fund continues to be prudently managed for its shareholders. Its objectives are to preserve capital, maintain liquidity and provide income to the extent possible, while maintaining a stable NAV of $1.00. The fund is primarily composed of short-term investments. At the end of the reporting period, the fund’s weighted average maturity was 51 days. The largest segment of the portfolio, representing nearly two-thirds of its assets, is federal agency discount notes supported or backed by the federal government. U.S. Treasury bills follow at 15.07%. The remainder is high-quality commercial paper, U.S. Treasury bonds and notes, discount notes and federal agency debentures.

Money market fund reform

On July 23, 2014, the SEC released changes to the rules governing money market funds. As expected, the most significant change will require institutional prime and tax-exempt money market funds to float their NAV. Government money market funds and retail prime money market funds will be exempt from the floating NAV requirement. In addition, all non-government money market funds must implement a process to impose, at the discretion of a fund’s board, redemption gates and liquidity fees in times of stress. Government money market funds will be exempt from this requirement, but can opt-in with proper notice to investors.

American Funds Money Market Fund invests primarily in U.S. government securities, historically between 85%–90% of assets, which is consistent with the previous SEC requirement of 80%. In order to qualify for the government exemption, a money market fund must invest at least 99.5% of its assets in government securities, cash or repurchase agreements backed by government securities. We are in the process of reviewing details of the rules and evaluating different options, including complying with the 99.5% investment guideline in order to avoid the floating NAV, redemption gates and liquidity fee requirements. The compliance date for non-exempt funds to float their NAV and establish a liquidity fee and redemption gate process is October 14, 2016. We will keep you informed on this matter.

We thank you for making American Funds Money Market Fund part of your investment portfolio. We look forward to reporting to you again in six months’ time.

Cordially,

Kristine M. Nishiyama

President

November 11, 2014

2	American Funds Money Market Fund

Investment portfolio September 30, 2014

Percent of net assets
Short-term securities:
Federal agency discount notes	65.89%
U.S. Treasury bills	15.07
Commercial paper	13.91
Discount notes	1.44
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	4.29
Federal agency bonds & notes	0.72
Other assets less liabilities	(1.32)
100.00%

Short-term securities 96.31%	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes 65.89%
Fannie Mae 10/1/2014	0.06%	$38,900	$38,900
Fannie Mae 10/2/2014	0.05	76,400	76,400
Fannie Mae 10/6/2014	0.06	50,000	50,000
Fannie Mae 10/9/2014	0.05	125,000	124,999
Fannie Mae 10/14/2014	0.08	76,900	76,899
Fannie Mae 10/15/2014	0.07	49,100	49,100
Fannie Mae 10/22/2014	0.06	70,200	70,199
Fannie Mae 10/27/2014	0.01	107,000	106,998
Fannie Mae 10/29/2014	0.07	44,700	44,699
Fannie Mae 11/3/2014	0.08	31,500	31,499
Fannie Mae 11/12/2014	0.06	138,900	138,896
Fannie Mae 11/17/2014	0.08	50,000	49,999
Fannie Mae 11/19/2014	0.07	140,200	140,196
Fannie Mae 12/1/2014	0.09	200,000	199,992
Fannie Mae 12/3/2014	0.08	97,000	96,996
Fannie Mae 12/10/2014	0.06	60,000	59,997
Fannie Mae 1/12/2015	0.09	39,800	39,797
Fannie Mae 1/20/2015	0.09	22,200	22,198
Fannie Mae 2/11/2015	0.09	44,200	44,194
Fannie Mae 2/18/2015	0.09	65,000	64,991
Fannie Mae 2/25/2015	0.09	124,300	124,280
Federal Farm Credit Banks 10/3/2014	0.07	10,000	10,000
Federal Farm Credit Banks 10/6/2014	0.06	25,000	25,000
Federal Farm Credit Banks 10/7/2014	0.06	10,000	10,000
Federal Farm Credit Banks 10/9/2014	0.05	34,000	34,000
Federal Farm Credit Banks 10/14/2014	0.05	12,400	12,400
Federal Farm Credit Banks 10/16/2014	0.04	75,000	74,999
Federal Farm Credit Banks 10/17/2014	0.04	50,000	49,999
Federal Farm Credit Banks 10/20/2014	0.04	150,000	149,998
Federal Farm Credit Banks 10/21/2014	0.02	92,200	92,199
Federal Farm Credit Banks 10/22/2014	0.04	9,600	9,600
Federal Farm Credit Banks 10/23/2014	0.06	45,000	44,999
Federal Farm Credit Banks 10/27/2014	0.03	50,000	49,999
Federal Farm Credit Banks 10/29/2014	0.07	50,000	49,999
Federal Farm Credit Banks 10/30/2014	0.01	50,000	49,999
Federal Farm Credit Banks 10/31/2014	0.06	105,000	104,998
Federal Farm Credit Banks 11/3/2014	0.02	20,000	20,000
Federal Farm Credit Banks 11/4/2014	0.01	89,600	89,598
Federal Farm Credit Banks 11/5/2014	0.07	50,000	49,999
Federal Farm Credit Banks 11/6/2014	0.01	25,000	25,000
Federal Farm Credit Banks 11/10/2014	0.01	10,000	10,000
Federal Farm Credit Banks 11/13/2014	0.05	35,000	34,999
Federal Farm Credit Banks 11/14/2014	0.11	30,000	29,999
Federal Farm Credit Banks 7/1/2015	0.14	15,000	14,990
Federal Home Loan Bank 10/1/2014	0.05	217,000	217,000
Federal Home Loan Bank 10/3/2014	0.07	176,250	176,250
Federal Home Loan Bank 10/8/2014	0.07	123,125	123,124
Federal Home Loan Bank 10/10/2014	0.05	218,000	217,998

American Funds Money Market Fund	3

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes (continued)
Federal Home Loan Bank 10/17/2014	0.01%	$471,100	$471,095
Federal Home Loan Bank 10/22/2014	0.04	262,350	262,347
Federal Home Loan Bank 10/24/2014	0.04	245,400	245,395
Federal Home Loan Bank 10/29/2014	0.06	300,000	299,994
Federal Home Loan Bank 10/31/2014	0.07	664,600	664,587
Federal Home Loan Bank 11/4/2014	0.01	50,000	49,999
Federal Home Loan Bank 11/5/2014	0.07	430,200	430,191
Federal Home Loan Bank 11/7/2014	0.07	237,600	237,593
Federal Home Loan Bank 11/12/2014	0.06	347,603	347,593
Federal Home Loan Bank 11/13/2014	0.05	100,000	99,997
Federal Home Loan Bank 11/14/2014	0.08	250,027	250,019
Federal Home Loan Bank 11/17/2014	0.04	261,400	261,392
Federal Home Loan Bank 11/19/2014	0.04	50,000	49,999
Federal Home Loan Bank 11/21/2014	0.04	267,400	267,392
Federal Home Loan Bank 11/26/2014	0.06	200,000	199,992
Federal Home Loan Bank 11/28/2014	0.05	261,600	261,590
Federal Home Loan Bank 12/3/2014	0.08	184,900	184,893
Federal Home Loan Bank 12/5/2014	0.07	75,600	75,597
Federal Home Loan Bank 12/10/2014	0.03	140,000	139,993
Federal Home Loan Bank 12/17/2014	0.05	88,500	88,496
Federal Home Loan Bank 12/19/2014	0.03	183,100	183,091
Federal Home Loan Bank 12/24/2014	0.03	100,000	99,994
Federal Home Loan Bank 12/26/2014	0.03	50,000	49,997
Federal Home Loan Bank 2/4/2015	0.10	99,200	99,189
Federal Home Loan Bank 2/20/2015	0.10	75,000	74,989
Freddie Mac 10/3/2014	0.10	50,000	50,000
Freddie Mac 10/6/2014	0.07	35,700	35,700
Freddie Mac 10/14/2014	0.05	83,178	83,177
Freddie Mac 10/15/2014	0.07	55,000	54,999
Freddie Mac 10/16/2014	0.05	85,600	85,599
Freddie Mac 10/22/2014	0.10	50,000	49,999
Freddie Mac 10/24/2014	0.08	145,200	145,197
Freddie Mac 10/28/2014	0.09	155,000	154,997
Freddie Mac 11/3/2014	0.07	25,000	25,000
Freddie Mac 11/4/2014	0.07	125,000	124,997
Freddie Mac 11/5/2014	0.07	25,800	25,799
Freddie Mac 11/13/2014	0.08	31,500	31,499
Freddie Mac 11/14/2014	0.07	50,000	49,999
Freddie Mac 11/19/2014	0.09	90,000	89,997
Freddie Mac 11/21/2014	0.08	53,800	53,798
Freddie Mac 11/24/2014	0.06	24,700	24,699
Freddie Mac 12/8/2014	0.08	46,750	46,748
Freddie Mac 12/11/2014	0.09	17,100	17,099
Freddie Mac 12/22/2014	0.03	200,000	199,988
Freddie Mac 1/13/2015	0.10	39,100	39,097
Freddie Mac 2/2/2015	0.10	100,000	99,989
Freddie Mac 2/3/2015	0.09	127,000	126,986
Freddie Mac 2/4/2015	0.09	100,000	99,989
Freddie Mac 2/5/2015	0.08	100,000	99,988
Freddie Mac 2/19/2015	0.09	150,000	149,977
Freddie Mac 2/23/2015	0.08	86,000	85,987
Freddie Mac 3/2/2015	0.09	100,000	99,983
Freddie Mac 3/5/2015	0.09	59,100	59,089
Freddie Mac 3/6/2015	0.10	100,000	99,982
Tennessee Valley Authority 10/2/2014	0.01	35,000	35,000
			11,169,147

U.S. Treasury bills 15.07%
U.S. Treasury Bills 10/2/2014	0.06	100,000	100,000
U.S. Treasury Bills 10/9/2014	0.05	150,000	150,000
U.S. Treasury Bills 10/23/2014	0.06	250,000	249,997
U.S. Treasury Bills 11/6/2014	0.05	125,000	124,999
U.S. Treasury Bills 11/13/2014	0.05	110,000	109,998
U.S. Treasury Bills 11/20/2014	0.04	215,000	214,998
U.S. Treasury Bills 11/28/2014	0.02	100,000	99,998
U.S. Treasury Bills 12/4/2014	0.02	200,000	199,994

4	American Funds Money Market Fund

	Yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury Bills 12/11/2014	0.03%	$275,000	$274,994
U.S. Treasury Bills 12/18/2014	0.07	190,000	189,994
U.S. Treasury Bills 12/26/2014	0.05	165,000	164,997
U.S. Treasury Bills 1/8/2015	0.05	275,000	274,992
U.S. Treasury Bills 1/15/2015	0.06	150,000	149,998
U.S. Treasury Bills 1/22/2015	0.06	125,000	124,995
U.S. Treasury Bills 2/12/2015	0.05	75,000	74,995
U.S. Treasury Bills 2/26/2015	0.05	50,000	49,997
			2,554,946
Commercial paper 13.91%
Canada Bills 11/3/2014	0.04	100,000	99,996
Denmark (Kingdom of) 10/7/2014	0.05	75,000	74,999
Denmark (Kingdom of) 10/21/2014	0.05	50,000	49,999
Denmark (Kingdom of) 10/22/2014	0.04	50,000	49,998
European Investment Bank 10/17/2014	0.04	100,000	99,996
European Investment Bank 10/27/2014	0.04	75,000	74,994
European Investment Bank 10/30/2014	0.03	50,000	49,996
Export Development Canada 10/7/2014	0.05	55,000	55,000
Export Development Canada 11/7/2014	0.07	40,000	39,998
Export Development Canada 11/10/2014	0.07	25,000	24,999
Export Development Canada 11/13/2014	0.07	50,000	49,997
Export Development Canada 12/3/2014	0.06	50,000	49,994
Export Development Canada 1/2/2015	0.06	50,000	49,989
General Electric Co. 10/1/2014	0.06	19,700	19,700
Hydro-Québec 10/28/2014[1]	0.10	40,000	39,997
Hydro-Québec 11/6/2014[1]	0.10	25,000	24,997
KfW 10/6/2014[1]	0.09	61,050	61,050
KfW 10/22/2014[1]	0.09	25,000	24,999
KfW 12/8/2014[1]	0.10	115,000	114,983
KfW 12/12/2014[1]	0.11	115,320	115,302
KfW 12/18/2014[1]	0.11	14,000	13,997
KfW 12/23/2014[1]	0.11	100,000	99,980
KfW 1/16/2015[1]	0.11	30,000	29,992
Province of Ontario 10/1/2014	0.10	50,000	50,000
Province of Ontario 10/2/2014	0.10	111,700	111,700
Province of Ontario 10/10/2014	0.07	100,000	99,999
Province of Ontario 10/21/2014	0.06	75,000	74,997
Province of Ontario 11/10/2014	0.09	100,000	99,991
Québec (Province of) 10/1/2014[1]	0.10	60,000	60,000
Québec (Province of) 10/2/2014[1]	0.10	60,000	60,000
Québec (Province of) 10/3/2014[1]	0.10	50,000	50,000
Québec (Province of) 10/15/2014[1]	0.07	50,000	49,998
Québec (Province of) 10/23/2014[1]	0.09	85,900	85,895
Québec (Province of) 11/3/2014[1]	0.06	75,000	74,993
Québec (Province of) 11/10/2014[1]	0.08	75,000	74,990
Québec (Province of) 11/24/2014[1]	0.09	50,000	49,990
Québec (Province of) 12/5/2014[1]	0.08	100,000	99,974
			2,357,479
Discount notes 1.44%
International Bank for Reconstruction and Development 10/9/2014	0.08	69,200	69,199
International Bank for Reconstruction and Development 10/15/2014	0.05	50,000	49,999
International Bank for Reconstruction and Development 10/16/2014	0.05	50,000	50,000
International Bank for Reconstruction and Development 11/12/2014	0.01	50,000	49,999
International Bank for Reconstruction and Development 11/25/2014	0.02	25,000	24,999
			244,196

Total short-term securities (cost: $16,324,990,000)			16,325,768

American Funds Money Market Fund	5

Bonds, notes & other debt instruments 5.01%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.29%
U.S. Treasury 2.37%
U.S. Treasury 0.25% 2014	$150,000	$150,068
U.S. Treasury 0.25% 2015	150,000	150,099
U.S. Treasury 2.25% 2015	100,000	100,735
		400,902
U.S. Treasury floating rate notes 1.92%
U.S. Treasury 0.06% 2016[2]	50,000	50,010
U.S. Treasury 0.084% 2016[2]	175,000	175,095
U.S. Treasury 0.085% 2016[2]	100,000	100,058
		325,163
Total U.S. Treasury bonds & notes		726,065
Federal agency bonds & notes 0.72%
Fannie Mae 0.75% 2014	72,500	72,578
Federal Home Loan Bank 0.07% 2014	25,000	24,997
Federal Home Loan Bank 0.125% 2015	25,000	24,999
		122,574
Total bonds, notes & other debt instruments (cost: $848,534,000)		848,639
Total investment securities 101.32% (cost: $17,173,524,000)		17,174,407
Other assets less liabilities (1.32)%		(223,078)

Net assets 100.00%		$16,951,329

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,131,137,000, which represented 6.67% of the net assets of the fund.
[2]	Coupon rate may change periodically.

See Notes to Financial Statements

6	American Funds Money Market Fund

Financial statements

Statement of assets and liabilities

at September 30, 2014	(dollars in thousands		)

Assets:
Investment securities, at value (cost: $17,173,524)		$17,174,407
Cash		10,507
Receivables for:
Sales of fund’s shares	$45,839
Interest	781	46,620
		17,231,534
Liabilities:
Payables for:
Purchases of investments	201,111
Repurchases of fund’s shares	76,668
Services provided by related parties	1,857
Trustees’ deferred compensation	285
Other	284	280,205
Net assets at September 30, 2014		$16,951,329

Net assets consist of:
Capital paid in on shares of beneficial interest		$16,950,590
Accumulated net realized loss		(144)
Net unrealized appreciation		883
Net assets at September 30, 2014		$16,951,329

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (16,950,331 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$11,951,051	11,950,347	$1.00
Class B	55,227	55,224	1.00
Class C	249,934	249,919	1.00
Class F-1	114,263	114,256	1.00
Class F-2	9,102	9,101	1.00
Class 529-A	852,233	852,183	1.00
Class 529-B	10,497	10,496	1.00
Class 529-C	180,760	180,749	1.00
Class 529-E	48,471	48,468	1.00
Class 529-F-1	55,906	55,903	1.00
Class R-1	49,796	49,793	1.00
Class R-2	1,063,913	1,063,851	1.00
Class R-2E	10	10	1.00
Class R-3	1,029,378	1,029,318	1.00
Class R-4	664,204	664,165	1.00
Class R-5	325,631	325,612	1.00
Class R-6	290,953	290,936	1.00

See Notes to Financial Statements

American Funds Money Market Fund	7

Statement of operations

for the year ended September 30, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$12,482
Fees and expenses:
Investment advisory services	$48,865
Distribution services	883
Transfer agent services	19,006
Administrative services	3,826
Reports to shareholders	487
Registration statement and prospectus	797
Trustees’ compensation	135
Auditing and legal	54
Custodian	41
Other	1,235
Total fees and expenses before reimbursements	75,329
Less reimbursements of fees and expenses	62,847
Total fees and expenses after reimbursements		12,482
Net investment income		—

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(106)
Net unrealized appreciation on investments		347
Net realized loss and unrealized appreciation on investments		241

Net increase in net assets resulting from operations		$241

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

8	American Funds Money Market Fund

Statements of changes in net assets
(dollars in thousands)

	Year ended September 30
	2014	2013
Operations:
Net investment income	$—	$—
Net realized (loss) gain on investments	(106)	12
Net unrealized appreciation on investments	347	61
Net increase in net assets resulting from operations	241	73

Distributions paid to shareholders	—	—

Net capital share transactions	(2,031,740)	1,041,712

Total (decrease) increase in net assets	(2,031,499)	1,041,785

Net assets:
Beginning of year	18,982,828	17,941,043
End of year	$16,951,329	$18,982,828

See Notes to Financial Statements

American Funds Money Market Fund	9

Notes to financial statements

1. Organization

American Funds Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

On August 29, 2014, the fund made an additional retirement plan share class (Class R-2E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

10	American Funds Money Market Fund

Dividends to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2014, all of the fund’s investment securities were classified as Level 2.

American Funds Money Market Fund	11

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in money market securities — The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers of the securities, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state tax authorities for tax years before 2009, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

12	American Funds Money Market Fund

As of September 30, 2014, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Capital loss carryforward*	$(144)
Gross unrealized appreciation on investment securities	968
Gross unrealized depreciation on investment securities	(85)
Net unrealized appreciation on investment securities	883
Cost of investment securities	17,173,524

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the year ended September 30, 2014, the investment advisory services fee was $48,865,000, which was equivalent to an annualized rate of 0.270% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

American Funds Money Market Fund	13

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. During the period October 1, 2013, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended September 30, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$ —	$11,332		$1,299		Not applicable
Class B	586	58		Not applicable		Not applicable
Class C	—	239		143		Not applicable
Class F-1	200	98		40		Not applicable
Class F-2	Not applicable	9		5		Not applicable
Class 529-A	—	629		427		$ 797
Class 529-B	97	10		6		12
Class 529-C	—	141		91		170
Class 529-E	—	32		24		45
Class 529-F-1	—	41		28		52
Class R-1	—	58		27		Not applicable
Class R-2	—	3,515		554		Not applicable
Class R-2E*	—	—	†	—	†	Not applicable
Class R-3	—	1,876		539		Not applicable
Class R-4	—	760		358		Not applicable
Class R-5	Not applicable	197		186		Not applicable
Class R-6	Not applicable	11		99		Not applicable
Total class-specific expenses	$883	$19,006		$3,826		$1,076

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

Reimbursements of fees and expenses — Due to lower short-term interest rates, CRMC reimbursed a portion of the fund’s fees and expenses. For the year ended September 30, 2014, the total fees reimbursed by CRMC were as follows (dollars in thousands):

Share class
Class A	$39,903
Class B	807
Class C	985
Class F-1	508
Class F-2	34
Class 529-A	3,647
Class 529-B	152
Class 529-C	784
Class 529-E	205
Class 529-F-1	238
Class R-1	199
Class R-2	6,396
Class R-2E*	—	†
Class R-3	4,678
Class R-4	2,622
Class R-5	1,164
Class R-6	525
Total reimbursements	$62,847

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

14	American Funds Money Market Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $135,000 in the fund’s statement of operations includes $113,000 in current fees (either paid in cash or deferred) and a net increase of $22,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2014

Class A	$16,543,085	16,543,085	$(18,223,954)	(18,223,954)	$(1,680,869)	(1,680,869)
Class B	25,976	25,976	(74,524)	(74,524)	(48,548)	(48,548)
Class C	210,652	210,652	(304,576)	(304,576)	(93,924)	(93,924)
Class F-1	111,556	111,556	(66,960)	(66,960)	44,596	44,596
Class F-2	25,670	25,670	(26,650)	(26,650)	(980)	(980)
Class 529-A	463,742	463,742	(419,853)	(419,853)	43,889	43,889
Class 529-B	6,496	6,496	(11,064)	(11,064)	(4,568)	(4,568)
Class 529-C	96,996	96,996	(90,509)	(90,509)	6,487	6,487
Class 529-E	27,678	27,678	(25,287)	(25,287)	2,391	2,391
Class 529-F-1	33,828	33,828	(31,066)	(31,066)	2,762	2,762
Class R-1	50,595	50,595	(62,591)	(62,591)	(11,996)	(11,996)
Class R-2	802,118	802,118	(928,829)	(928,829)	(126,711)	(126,711)
Class R-2E†	10	10	—	—	10	10
Class R-3	882,345	882,345	(997,577)	(997,577)	(115,232)	(115,232)
Class R-4	585,174	585,174	(678,067)	(678,067)	(92,893)	(92,893)
Class R-5	316,200	316,200	(425,180)	(425,180)	(108,980)	(108,980)
Class R-6	738,694	738,694	(585,868)	(585,868)	152,826	152,826
Total net increase (decrease)	$20,920,815	20,920,815	$(22,952,555)	(22,952,555)	$(2,031,740)	(2,031,740)

Year ended September 30, 2013
Class A	$19,016,107	19,016,107	$(18,136,174)	(18,136,174)	$879,933	879,933
Class B	65,293	65,293	(115,805)	(115,805)	(50,512)	(50,512)
Class C	352,905	352,905	(347,272)	(347,272)	5,633	5,633
Class F-1	149,753	149,753	(137,554)	(137,554)	12,199	12,199
Class F-2	19,617	19,617	(15,264)	(15,264)	4,353	4,353
Class 529-A	475,828	475,828	(397,762)	(397,762)	78,066	78,066
Class 529-B	9,090	9,090	(16,053)	(16,053)	(6,963)	(6,963)
Class 529-C	107,279	107,279	(85,956)	(85,956)	21,323	21,323
Class 529-E	25,501	25,501	(21,952)	(21,952)	3,549	3,549
Class 529-F-1	30,211	30,211	(26,817)	(26,817)	3,394	3,394
Class R-1	70,590	70,590	(78,263)	(78,263)	(7,673)	(7,673)
Class R-2	1,002,039	1,002,039	(1,062,134)	(1,062,134)	(60,095)	(60,095)
Class R-3	1,164,321	1,164,321	(1,153,924)	(1,153,924)	10,397	10,397
Class R-4	665,387	665,387	(618,077)	(618,077)	47,310	47,310
Class R-5	404,195	404,195	(336,125)	(336,125)	68,070	68,070
Class R-6	303,183	303,183	(270,455)	(270,455)	32,728	32,728
Total net increase (decrease)	$23,861,299	23,861,299	$(22,819,587)	(22,819,587)	$1,041,712	1,041,712

*	Includes exchanges between share classes of the fund.
†	Class R-2E shares were offered beginning August 29, 2014.

American Funds Money Market Fund	15

Financial highlights

	Net asset value, beginning of period	Net investment income[1]	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 9/30/2014	$1.00	$—	$—	$1.00	.00%	$11,951	.38%	.07%	—%
Year ended 9/30/2013	1.00	—	—	1.00	.00	13,632	.39	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	12,752	.38	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	15,503	.39	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	15,612	.39	.17	—
Class B:
Year ended 9/30/2014	1.00	—	—	1.00	.00	55	1.10	.07	—
Year ended 9/30/2013	1.00	—	—	1.00	.00	104	1.13	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	154	1.12	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	274	1.13	.14	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	372	1.13	.16	—
Class C:
Year ended 9/30/2014	1.00	—	—	1.00	.00	250	.41	.07	—
Year ended 9/30/2013	1.00	—	—	1.00	.00	344	.43	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	338	.42	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	520	.43	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	455	.42	.17	—
Class F-1:
Year ended 9/30/2014	1.00	—	—	1.00	.00	114	.70	.07	—
Year ended 9/30/2013	1.00	—	—	1.00	.00	70	.69	.09	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	57	.67	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	75	.66	.12	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	35	.69	.17	—
Class F-2:
Year ended 9/30/2014	1.00	—	—	1.00	.00	9	.42	.07	—
Year ended 9/30/2013	1.00	—	—	1.00	.00	10	.41	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	6	.34	.07	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	10	.37	.14	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	11	.32	.15	—
Class 529-A:
Year ended 9/30/2014	1.00	—	—	1.00	.00	852	.50	.07	—
Year ended 9/30/2013	1.00	—	—	1.00	.00	808	.51	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	730	.51	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	711	.51	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	658	.51	.17	—
Class 529-B:
Year ended 9/30/2014	1.00	—	—	1.00	.00	11	1.25	.07	—
Year ended 9/30/2013	1.00	—	—	1.00	.00	15	1.27	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	22	1.26	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	34	1.27	.14	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	43	1.27	.16	—

16	American Funds Money Market Fund

	Net asset value, beginning of period	Net investment income[1]	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class 529-C:
Year ended 9/30/2014	$1.00	$—	$—	$1.00	.00%	$181		.50%		.07%		—%
Year ended 9/30/2013	1.00	—	—	1.00	.00	174		.51		.10		—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	153		.51		.08		—
Year ended 9/30/2011	1.00	—	—	1.00	.00	152		.51		.13		—
Year ended 9/30/2010	1.00	—	—	1.00	.00	143		.51		.17		—
Class 529-E:
Year ended 9/30/2014	1.00	—	—	1.00	.00	48		.49		.07		—
Year ended 9/30/2013	1.00	—	—	1.00	.00	46		.50		.10		—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	43		.50		.08		—
Year ended 9/30/2011	1.00	—	—	1.00	.00	40		.51		.13		—
Year ended 9/30/2010	1.00	—	—	1.00	.00	38		.51		.17		—
Class 529-F-1:
Year ended 9/30/2014	1.00	—	—	1.00	.00	56		.50		.07		—
Year ended 9/30/2013	1.00	—	—	1.00	.00	53		.51		.10		—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	50		.51		.08		—
Year ended 9/30/2011	1.00	—	—	1.00	.00	43		.51		.13		—
Year ended 9/30/2010	1.00	—	—	1.00	.00	32		.51		.17		—
Class R-1:
Year ended 9/30/2014	1.00	—	—	1.00	.00	50		.44		.07		—
Year ended 9/30/2013	1.00	—	—	1.00	.00	62		.45		.10		—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	69		.45		.08		—
Year ended 9/30/2011	1.00	—	—	1.00	.00	75		.43		.14		—
Year ended 9/30/2010	1.00	—	—	1.00	.00	76		.45		.17		—
Class R-2:
Year ended 9/30/2014	1.00	—	—	1.00	.00	1,064		.65		.07		—
Year ended 9/30/2013	1.00	—	—	1.00	.00	1,191		.63		.10		—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	1,251		.66		.08		—
Year ended 9/30/2011	1.00	—	—	1.00	.00	1,368		.66		.14		—
Year ended 9/30/2010	1.00	—	—	1.00	.00	1,383		.66		.17		—
Class R-2E:
Period from 8/29/2014 to 9/30/2014[5,6]	1.00	—	—	1.00	.00	—	[7]	.04	[8]	—	[4,8]	—	[4,8]
Class R-3:
Year ended 9/30/2014	1.00	—	—	1.00	.00	1,029		.50		.07		—
Year ended 9/30/2013	1.00	—	—	1.00	.00	1,144		.51		.10		—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	1,134		.52		.08		—
Year ended 9/30/2011	1.00	—	—	1.00	.00	1,207		.50		.13		—
Year ended 9/30/2010	1.00	—	—	1.00	.00	1,170		.52		.17		—

See page 18 for footnotes.

American Funds Money Market Fund	17

Financial highlights (continued)

	Net asset value, beginning of period	Net investment income[1]	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]
Class R-4:
Year ended 9/30/2014	$1.00	$—	$—	$1.00	.00%	$664	.44%	.07%	—%
Year ended 9/30/2013	1.00	—	—	1.00	.00	757	.44	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	710	.43	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	729	.43	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	719	.44	.17	—
Class R-5:
Year ended 9/30/2014	1.00	—	—	1.00	.00	326	.38	.07	—
Year ended 9/30/2013	1.00	—	—	1.00	.00	435	.38	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	367	.38	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	356	.38	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	343	.38	.17	—
Class R-6:
Year ended 9/30/2014	1.00	—	—	1.00	.00	291	.33	.07	—
Year ended 9/30/2013	1.00	—	—	1.00	.00	138	.34	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	105	.34	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	84	.34	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	38	.34	.17	—

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of the fees and expenses for each share class due to lower short-term interest rates.
[4]	Amount less than .01%.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Class R-2E shares were offered beginning August 29, 2014.
[7]	Amount less than $1 million.
[8]	Class R-2E assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.

See Notes to Financial Statements

18	American Funds Money Market Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Money Market Fund (the “Fund”) at September 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

Los Angeles, California
November 11, 2014

American Funds Money Market Fund	19

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2014, through September 30, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	American Funds Money Market Fund

	Beginning account value 4/1/2014	Ending account value 9/30/2014	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,000.00	$.35	.07%
Class A - assumed 5% return	1,000.00	1,024.72	.36	.07
Class B - actual return	1,000.00	1,000.00	.35	.07
Class B - assumed 5% return	1,000.00	1,024.72	.36	.07
Class C - actual return	1,000.00	1,000.00	.35	.07
Class C - assumed 5% return	1,000.00	1,024.72	.36	.07
Class F-1 - actual return	1,000.00	1,000.00	.35	.07
Class F-1 - assumed 5% return	1,000.00	1,024.72	.36	.07
Class F-2 - actual return	1,000.00	1,000.00	.35	.07
Class F-2 - assumed 5% return	1,000.00	1,024.72	.36	.07
Class 529-A - actual return	1,000.00	1,000.00	.35	.07
Class 529-A - assumed 5% return	1,000.00	1,024.72	.36	.07
Class 529-B - actual return	1,000.00	1,000.00	.35	.07
Class 529-B - assumed 5% return	1,000.00	1,024.72	.36	.07
Class 529-C - actual return	1,000.00	1,000.00	.35	.07
Class 529-C - assumed 5% return	1,000.00	1,024.72	.36	.07
Class 529-E - actual return	1,000.00	1,000.00	.35	.07
Class 529-E - assumed 5% return	1,000.00	1,024.72	.36	.07
Class 529-F-1 - actual return	1,000.00	1,000.00	.35	.07
Class 529-F-1 - assumed 5% return	1,000.00	1,024.72	.36	.07
Class R-1 - actual return	1,000.00	1,000.00	.35	.07
Class R-1 - assumed 5% return	1,000.00	1,024.72	.36	.07
Class R-2 - actual return	1,000.00	1,000.00	.35	.07
Class R-2 - assumed 5% return	1,000.00	1,024.72	.36	.07
Class R-2E - actual return†	1,000.00	1,000.00	.04	.05
Class R-2E - assumed 5% return†	1,000.00	1,024.82	.25	.05
Class R-3 - actual return	1,000.00	1,000.00	.35	.07
Class R-3 - assumed 5% return	1,000.00	1,024.72	.36	.07
Class R-4 - actual return	1,000.00	1,000.00	.35	.07
Class R-4 - assumed 5% return	1,000.00	1,024.72	.36	.07
Class R-5 - actual return	1,000.00	1,000.00	.35	.07
Class R-5 - assumed 5% return	1,000.00	1,024.72	.36	.07
Class R-6 - actual return	1,000.00	1,000.00	.35	.07
Class R-6 - assumed 5% return	1,000.00	1,024.72	.36	.07

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the ”annualized expense ratio” and ”actual return” line is based on the number of days since the initial sale of the share class on August 29, 2014. The ”assumed 5% return” line is based on 183 days.

American Funds Money Market Fund	21

Board of trustees and other officers

“Independent” trustees[1]

Name and age	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 69	2010	CEO and President, Richard Nixon Foundation; former Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	70	None
James G. Ellis, 67	2009	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	70	Mercury General Corp.
Leonard R. Fuller, 68	2009	President and CEO, Fuller Consulting (financial management consulting firm)	70	None
R. Clark Hooper, 68 Chairman of the Board (Independent and Non-Executive)	2009	Private investor	72	The Swiss Helvetia Fund, Inc.
Merit E. Janow, 56	2010	Dean and Professor, Columbia University, School of International and Public Affairs	69	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, Ph.D., 59	2009	Clinical Professor and Director, Accounting Program, University of Redlands	66	None
Frank M. Sanchez, 71	2009	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	66	None
Margaret Spellings, 57	2009	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	70	None
Steadman Upham, Ph.D., 65	2009	President and University Professor, The University of Tulsa	69	None

“Interested” trustee[4,5]

Name, age and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Kristine M. Nishiyama, 44 Vice Chairman of the Board and President	2009	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]	1	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

22	American Funds Money Market Fund

Other officers[5]

Name, age and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Louise M. Moriarty, 55 Senior Vice President	2009	Senior Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Karen F. Hall, 49 Vice President	2009	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Belinda A. Heard, 52 Vice President	2009	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Courtney R. Taylor, 39 Secretary	2009	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 42 Treasurer	2011	Vice President — Investment Operations, Capital Research and Management Company
Steven I. Koszalka, 50 Assistant Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 46 Assistant Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 63 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940. 2 Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term “interested” trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Money Market Fund	23

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

24	American Funds Money Market Fund

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2013	$ 36,000
2014	$ 37,000

b) Audit-Related Fees:
2013	None
2014	None

c) Tax Fees:
2013	$ 7,000
2014	$ 7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2013	None
2014	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2013	None
2014	None

c) Tax Fees:
2013	$ 32,000
2014	$ 44,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2013	$ 2,000
2014	$ 2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $41,000 for fiscal year 2013 and $53,000 for fiscal year 2014. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2014